Property, Plant and Equipment, Net (Asset Impairments and Insurance Proceeds) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		$ 1,462,033	$ 1,311,964
Depreciation		82,800	75,000	$ 50,900
Interest costs capitalized		2,700	1,900	800
Loss on impairment of property, plant and equipment	$ 21,300	697	0	21,344
Discount rate	9.50%
Ala Tenn System
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		291,100	228,900
Adjustment
Property, Plant and Equipment [Line Items]
Depreciation		$ 100	$ 1,100	$ 1,700